Business Combination - Schedule of Fair Value of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Mar. 16, 2018
Acquisition of Dealership [Member]
Inventories	$ 23,530
Accounts receivable and prepaid expenses	378
Property and equipment	6,175
Intangible assets	4,610
Total assets acquired	34,693
Accounts payable, accrued expenses and other current liabilities	719
Floor plan notes payable	21,163
Total liabilities assumed	21,882
Net assets acquired	$ 12,811
Predecessor [Member]
Cash		$ 9,188
Receivables		14,768
Inventories		124,354
Prepaid expenses and other		4,754
Property and equipment		73,642
Intangible assets		68,200
Other assets		200
Total assets acquired		295,106
Accounts payable, accrued expenses and other current liabilities		26,988
Floor plan notes payable		95,663
Financing liability		56,000
Deferred tax liability		20,491
Long-term debt		8,781
Total liabilities assumed		207,923
Net assets acquired		$ 87,183